As filed with the Securities and Exchange Commission on January 19, 2018

Securities Act File No. 033-12112

Investment Company Act File No. 811-05032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1940	☒
Amendment No. 61	☒

(Check appropriate box or boxes)

BARON INVESTMENT FUNDS TRUST
f/k/a BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 60 relates solely to the following Funds, each a series of Baron Investment Funds Trust:

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, and the State of New York, on this 19th day of January, 2018.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Ronald Baron Ronald Baron	Chief Executive Officer and Trustee	January 19, 2018

/s/ Linda S. Martinson Linda S. Martinson	Chairman, President, Chief Operating Officer and Trustee	January 19, 2018

/*s/ Norman S. Edelcup Norman S. Edelcup	Trustee	January 19, 2018

/s/ Patrick M. Patalino Patrick M. Patalino	Vice President, General Counsel and Secretary	January 19, 2018

/*s/ Harold Milner Harold Milner	Trustee	January 19, 2018

/*s/ Raymond Noveck Raymond Noveck	Trustee	January 19, 2018

/*s/ David A. Silverman David A. Silverman	Trustee	January 19, 2018

/s/ Peggy Wong Peggy Wong	Treasurer and Chief Financial Officer	January 19, 2018

/*s/ Alex Yemenidjian Alex Yemenidjian	Trustee	January 19, 2018

/*s/ Anita Rosenberg Anita Rosenberg	Trustee	January 19, 2018

/*s/ Thomas J. Folliard Thomas J. Folliard	Trustee	January 19, 2018

By:	/s/ Patrick M. Patalino
Patrick M. Patalino
(Attorney-in-fact)

*	Attorney-in-fact pursuant to a power of attorney previously filed.

Dated: January 19, 2018

Exhibit Index

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase